Significant of Accounting Policies	6 Months Ended
Dec. 31, 2021
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Significant of Accounting Policies
Note 3. Significant Accounting Policies
Basis of preparation
These half-year condensed consolidated financial statements have been prepared on the basis of historical cost, except for the investments classified as financial assets, which have been measured at fair value. Cost is based on the fair values of the consideration given in exchange for assets. All amounts are presented in United States dollars, unless otherwise noted. The Interim Financial Statements have been prepared on a going concern basis, which assumes the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the ordinary course of business.

Change in presentation and functional currencies
Functional currency
An entity’s functional currency is the currency of the primary economic environment in which the entity operates. During the year ended June 30, 2021, the Group’s operations have continued to move further towards being US$ denominated and several other factors during the period have also contributed to the Group changing its functional currency, such as the completion of U.S. initial public offering (IPO) and the Nasdaq listing in October 2020, opening a US subsidiary in May 2021 for a planned expansion into the US, and expanding the Board of Directors with the appointment of four US based Directors. A significant element in the Group’s assessment to change the functional currency resulted from the significant increase in expenses denominated in US dollars relating to advanced clinical trials since the commencement of Phase 3 trials in March 2021. These changes, as well as the fact that the Group’s principal source of financing is now the U.S. capital market and all of the Group’s budgeting and planning is conducted solely in dollars led to the Company determining that the U.S. dollar (US$) best represents the currency of the primary economic environment in which the entity now operates. Accordingly, the Group changed its functional currency from Australian dollar (A$) to U.S. dollar (US$) effective January 1, 2021.
The change in functional currency has been applied prospectively with effect from January 1, 2021 in accordance with the requirements of IAS 21
The Effects of Changes in Foreign Exchange Rates
. To give effect in functional currency, the assets and liabilities of the Group were converted into U.S. dollars at a fixed exchange rate of

US$1: A$1.2973.
Presentation Currency
Following the change in functional currency, the Group changed its presentation currency from Australian dollars (A$) to US$. The change in presentation currency is to better reflect the Group’s business activities and to enhance access to U.S. capital markets. Prior to the change, the Group reported its financial statements in Australian dollars (A$).
A change in presentation currency is a change in accounting policy which is accounted for retrospectively, including the restatement of 2019 Balance Sheet. In making this change in presentation currency, the Group followed the requirements set out in IAS 21 The Effects of Changes in Foreign Exchange Rates. As required by IAS 21, the consolidated statements of profit or loss and other comprehensive income and the consolidated statements of cash flows for each period have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. All assets and liabilities have been translated using the exchange rates prevailing at the consolidated statements of financial position dates. Shareholders’ equity transactions have been translated using the rates of exchange in effect as of the dates of various capital transactions. All resulting exchange differences arising from the translation are included as a separate component of other comprehensive income. All comparative financial information has been restated to reflect the Group’s results as if they had been historically reported in US$ and the effect on the consolidated financial statements resulted in an addition to the foreign currency translation reserve of
US$14.3 million at December 31, 2020.
Research and development costs
Research costs are expensed as incurred. An intangible asset arising from the development expenditure on an internal project will only be recognized when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development and the ability to measure reliably the expenditure attributable to the intangible asset during its development.
As of December 31, 2021 and June 30, 2021, the Group is in the research phase and has not capitalized any development costs to date.
Income tax
Current tax
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the current period’s taxable income.
The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.
Research and development tax incentive
The Research and Development (R&D) Tax Incentive Scheme is an Australian Federal Government program under which eligible companies with annual aggregated revenue of less than A$20 million can receive cash amounts equal to 43.5
% of eligible research and development expenditures from the Australian Taxation Office (ATO). The R&D Tax Incentive Scheme incentive relates to eligible expenditure incurred in Australia and, under certain circumstances, overseas on the development of the Group’s lead candidate,
OPT-302.
The R&D tax incentive is applied annually to eligible expenditure incurred during the Group’s financial year following annual application to AusIndustry, an Australian governmental agency, and subsequent filing of its Income Tax Return with the ATO after the financial year end.

The Group estimates the amount of R&D tax incentive after the completion of the financial year based on eligible Australia and overseas expenditures incurred during that year.
The Group has presented incentives in respect of the R&D Tax Incentive Scheme within income tax benefit in the Statements of Profit or Loss and Other Comprehensive Income by analogizing with IAS 12 “
Income Taxes
”.
Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group applies a single recognition and measurement approach for all leases, except for short-term
leases and leases of
low-value
assets. The Group recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.
Right-of-use
assets
Right-of-use
assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets include the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.
Right-of-use
assets are depreciated on a
straight-line
basis over the shorter of the lease terms and the estimated useful lives of the assets.
Lease liabilities
Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate is determined using market yields on bonds with similar terms to maturity. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate).

Leases of
low-value
assets
For
short-term
leases (lease term of 12 months or less) and leases of
low-value
assets (such as photo copiers and telephones), the Group has opted to recognize a lease expense on a straight-line
basis as permitted by IFRS 16. This expense is presented within “administrative expenses” in the consolidated statements of profit or loss and other comprehensive income.
Comparatives
The comparative condensed consolidated statement of profit or loss and other comprehensive income, condensed consolidated statement of changes in equity and condensed consolidated statement of cash flows have been restated due to the change in presentation currency described above. Movement schedules in the notes to condensed consolidated financial statements for the comparative period covers the twelve months from July 1, 2020 to June 30, 2021.